Statements of Consolidated Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss for the period	$ (88,333)	$ (103,683)	$ (67,255)
Reconciliation of net loss and of the cash provided by (used in) operating activities Adjustments for
Amortization and depreciation	2,377	3,371	2,211
Net loss (income) on disposals	20	40	65
Net financial loss (gain)	(16,758)	11,032	(46)
Expenses related to share-based payments	37,218	50,418	58,622
Provisions	(468)	2,908	(365)
Other non cash items		2	(1,432)
Interest (paid) / received	6,905	1,371	1,694
Operating cash flows before change in working capital	(59,040)	(34,540)	(6,507)
Decrease (increase) in inventories	(37)	(109)	50
Decrease (increase) in trade receivables and other current assets	(3,696)	(549)	(997)
Decrease (increase) in subsidies receivables	(8,257)	305	(1,122)
(Decrease) increase in trade payables and other current liabilities	9,374	(335)	(4,384)
(Decrease) increase in deferred income and contract liabilities	(6,480)	(17,099)	(19,750)
Change in working capital	(9,096)	(17,787)	(26,203)
Net cash flows provided by (used in) operating activities	(68,137)	(52,327)	(32,710)
Cash flows from investment activities
Proceeds from disposal of property, plant and equipment	1,262	7,164	24
Acquisition of intangible assets	(171)	(273)	(337)
Acquisition of property, plant and equipment	(4,715)	(2,383)	(13,696)
Net change in non-currentfinancial assets	221	(125)	175
Sale (Acquisition) of current financial assets	39,025	(2,598)	(39,302)
Net cash flows provided by (used in) investing activities	35,623	1,784	(53,137)
Cash flows from financing activities
Increase in share capital net of transaction costs	186,382	2,930	713
Shares of Calyxt issued to third parties	49,942	38,257
Decrease in borrowings	(127)	(41)	(91)
Treasury shares	297	120	(137)
Net cash flows provided by financing activities	236,494	41,266	485
(Decrease) increase in cash	203,981	(9,277)	(85,362)
Cash and cash equivalents at the beginning of the year	256,380	254,568	342,111
Effect of exchange rate changes on cash	(8,860)	11,089	(2,181)
Cash and cash equivalents at the end of the period	$ 451,501	$ 256,380	$ 254,568